Events after the balance sheet date (Details) - Non-adjusting events after reporting period [member]					1 Months Ended
	May 12, 2023 SFr / shares	May 01, 2023	Apr. 17, 2023 $ / shares shares	Apr. 13, 2023	Mar. 31, 2024 CHF (SFr)	Feb. 17, 2023 CHF (SFr) SFr / shares shares
Events after the balance sheet date (Details) [Line Items]
Share capital (in Francs) | SFr						SFr 1,400,000
Divided common shares (in Shares) | shares						5,000,000
Common shares price						SFr 0.2
preference shares (in Shares) | shares						20,000,000
Preferred share price						SFr 0.02
Effective rate				90.00%
Aggregate common shares (in Shares) | shares			4,341,012
Average conversion price (in Dollars per share) | $ / shares			$ 1.4475
Events after the balance sheet date description		the Company entered into a convertible loan agreement (the “2023 FiveT Loan Agreement”) with FiveT IM, pursuant to which FiveT IM has agreed to loan to the Company CHF 2,500,000, which bears interest at the rate of 10% per annum and matures 22 months from May 4, 2023. FiveT IM will have the right to convert all or part of the convertible loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT own no more than 4.99% of the common shares at any time. The conversion price was fixed at CHF 1.42 per common share (subject to adjustment for share splits or other similar events). Further, FiveT IM received warrants to purchase an aggregate of 1,625,487 common shares at an exercise price of CHF 1.538 per common share, which may be exercised up to five years.Commencing 60 days after May 4, 2023, but not before July 1, 2023 and subject to availability of an effective registration statement, the Company must repay at least 1/20th of the outstanding loan plus accrued interest pro rata in monthly tranches which, at the Company’s discretion, may be paid at any time during the month either in: (i) cash plus 3% or (ii) common shares, or a combination of both. Such shares will be priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date. The Company may prepay all or part of the convertible loan after three months.
Convertible percentage					20.00%
Cash proceeds (in Francs) | SFr					SFr 1,000,000
September 2022 Loan Amendment [Member]
Events after the balance sheet date (Details) [Line Items]
Common shares price	SFr 1.12
Weighted average price percentage	120.00%
Loan agreement description	(i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date, and lowered the strike price for the Warrants attached to the loan to CHF 0.881 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on trading day preceding the date of the September 2022 Loan Amendment.
December 2022 Loan Amendment [Member]
Events after the balance sheet date (Details) [Line Items]
Common shares price	SFr 0.881
Common Shares [member]
Events after the balance sheet date (Details) [Line Items]
Divided common shares (in Shares) | shares						25,000,000
Common shares price						SFr 0.2
Divided amount (in Francs) | SFr						SFr 5,400,000
Additional common shares (in Shares) | shares						20,000,000
Additional common shares price						SFr 0.2
Preference shares [member]
Events after the balance sheet date (Details) [Line Items]
preference shares (in Shares) | shares						20,000,000
Preferred share price						SFr 0.02